INVESTMENTS - Schedule of Financial Assets at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities at FVPL	$ 10	$ 10
Level 1
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities at FVPL	10	10
Level 2
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities at FVPL	0	0
Level 3
Disclosure of fair value of investments in equity instruments designated at fair value through other comprehensive income [line items]
Equity securities at FVPL	$ 0	$ 0